JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Conservative Growth Fund Class/Ticker: A/OICAX; B/OICGX; C/OCGCX; Select/ONCFX
What is the goal of the Fund?

The Fund seeks income and capital appreciation by investing primarily in a diversified group of mutual funds within the same group of investment companies that invest primarily in fixed income and equity securities.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Funds — SALES CHARGES" on page 36 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees - JPMorgan Investor Conservative Growth Fund	Class A		Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	4.50%		none	none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	5.00%	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JPMorgan Investor Conservative Growth Fund		Class A	Class B	Class C	Select Class
Management Fees		0.05%	0.05%	0.05%	0.05%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	0.75%	none
Other Expenses		0.38%	0.38%	0.38%	0.38%
Shareholder Service Fees		0.25%	0.25%	0.25%	0.25%
Remainder of Other Expenses		0.13%	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses (Underlying Fund)		0.91%	0.91%	0.91%	0.91%
Total Annual Fund Operating Expenses		1.59%	2.09%	2.09%	1.34%
Fee Waivers and/or Expense Reimbursements	[1]	(0.18%)	none	none	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.41%	2.09%	2.09%	1.16%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.50%, 1.25%, 1.25% and 0.25% of the average daily net assets of the Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/12 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - JPMorgan Investor Conservative Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	587	912	1,260	2,240
Class B	712	955	1,324	2,293
Class C	312	655	1,124	2,421
Select Class	118	407	717	1,597

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - JPMorgan Investor Conservative Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	587	912	1,260	2,240
Class B	212	655	1,124	2,293
Class C	212	655	1,124	2,421
Select Class	118	407	717	1,597

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

What are the Fund's main investment strategies?

The Fund is a "Fund of Funds." The Fund's main investment strategy is to invest in other J.P. Morgan Funds (underlying funds). Because this is a conservative growth fund, the majority of the Fund's assets will be allocated to J.P. Morgan income funds and J.P. Morgan money market funds, although a portion of its assets also will be invested in J.P. Morgan equity funds including international equity funds and specialty funds. J.P. Morgan specialty funds include funds that use market neutral strategies or that have exposure to alternative equity asset classes such as real estate investment trusts (REITs) or commodities. Generally, the Fund's allocation strategy is to achieve a long-term risk return profile similar to a fund that invests 70% in income securities and 30% in equity securities. The Fund's adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) allocates the Fund's investments in the underlying funds based on an evaluation of three components: fund selection, tactical asset allocation and strategic asset allocation. The adviser determines the strategic weight for each asset class represented by the underlying funds by using three-to five-year and 10- to 15-year outlooks. Taking a long term approach, the adviser focuses on making investments that it believes will perform over time while maintaining a level of volatility similar to the Investor Conservative Growth Composite Benchmark and its Lipper peer group.

The Fund's Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund's investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund's adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund's investments in the underlying funds benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund's investments in an underlying fund may create a conflict of interest.

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called "sub-prime" mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the underlying fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the underlying fund may exhibit additional volatility. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the underlying fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the underlying fund's securities goes down, the Fund's investment in the underlying fund decreases in value.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets."

Convertible Securities Risk. Some of the underlying funds invest in convertible securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Strategy Risk. A primary risk of some of the underlying funds is to invest in common stock considered to be attractive and to sell short securities considered to be unattractive. This strategy involves complex securities transactions that require the underlying fund to borrow securities. The underlying fund may not be able to borrow a security it wishes to sell short or may have to purchase a borrowed security in the market to return it to the lender at a disadvantageous time or price. Losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Index Funds Risk. Index funds are not actively managed and are designed to track the performance and holdings of a specified index. Securities may be purchased, held and sold by an index fund at times when an actively managed fund would not do so. There is also the risk that the underlying fund's performance may not correlate with the performance of the index.

Commodity Risk. Certain underlying funds have exposure to commodities. Exposure to commodities, commodity-related securities and derivatives may subject an underlying fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Derivatives Risk. The underlying funds may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the underlying fund to be more volatile than they would be if they had not used derivatives. Derivatives also expose the underlying funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligation), including credit risk of the derivative counterparty.

Inflation-Managed Strategy Risk. The underlying funds may use inflation-managed strategies including using swaps that are based on the Consumer Price Index for all Urban Consumers (CPI-U) in combination with a core portfolio of fixed income securities to create the equivalent of a portfolio of inflation-protected fixed income securities. There is no guarantee that the use of derivatives and debt securities will mimic a portfolio of inflation-protected bonds or reflect the actual rate of inflation. In addition, some of the underlying funds may make direct investments in inflation-protected securities. Unlike conventional bonds, the principal or interest of inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) is adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Real Estate Securities Risk. Certain underlying funds are highly concentrated in real estate securities, including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITs are subject to risks associated with the management skill and credit worthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years, and ten years. The table compares that performance to the Barclays Capital Intermediate Aggregate Bond Index and the Russell 3000 Index, both broad-based securities market indexes, and the composite benchmark of unmanaged indexes that correspond to the Fund's model allocation, and the Lipper Mixed-Asset Target Allocation Conservative Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter 2009	8.14%
Worst Quarter	4th quarter 2008	–5.73%
The Fund's year-to-date total return through 9/30/11 was –2.31%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - JPMorgan Investor Conservative Growth Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A	3.46%	3.96%	3.96%
Class A Return After Taxes on Distributions	2.65%	2.61%	2.65%
Class A Return After Taxes on Distributions and Sale of Fund Shares	2.28%	2.67%	2.65%
Class B	2.86%	4.01%	3.90%
Class C	6.82%	4.35%	3.78%
Select Class	8.70%	5.18%	4.70%
BARCLAYS CAPITAL INTERMEDIATE AGGREGATE BOND INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	6.15%	5.81%	5.66%
RUSSELL 3000 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	16.93%	2.74%	2.16%
INVESTOR CONSERVATIVE GROWTH COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes)	9.75%	5.25%	4.93%
LIPPER MIXED-ASSET TARGET ALLOCATION CONSERVATIVE FUNDS INDEX (Reflects No Deduction for Taxes)	9.99%	4.93%	4.20%

After-tax returns are shown only for Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.